Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 818,166	$ 546,527	$ 696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	3,518	5,360
Long-term investments - warrants held	785	652
Long-term investments - common shares held	98,190	246,026	$ 255,535
Trade receivables from sales of cobalt	1,199	3,975
Refundable deposit - 777 PMPA	9,413	8,717
Total financial assets	932,771	812,000
Financial liabilities
Accounts payable and accrued liabilities	13,553	13,458
Total financial liabilities	13,553	13,458
Financial liabilities at amortised cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	13,553	13,458
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	818,166	546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	3,518	5,360
Long-term investments - warrants held	785	652
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	98,190	246,026
Financial assets at amortized cost, category [member]
Financial assets
Trade receivables from sales of cobalt	1,199	3,975
Refundable deposit - 777 PMPA	9,413	8,717
Other accounts receivable	$ 1,500	$ 743